Significant Agreements (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Significant Agreements
Revenue recognized	$ 1,745
Noncollaborative arrangement | Service arrangement | ImmunoGen services agreement
Significant Agreements
Revenue recognized	$ 1,700